Risk Report - Credit Risk Management - IFRS 9 3 Development of Overlays - Parenthetical information (Detail: Text Values)) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CRM IFRS 9 Development of overlays [Abstract]
The Net Effect Of PD And LGD Recalibrations Including Offsetting Impact From The Release Of The Overlay	€ 15
The total overlays recorded by the Group leading to allownce for credit loss	€ 84	€ (92)